Adoption of amended accounting standards (Tables)	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Schedule of Initial Impact of Adopting Amendments
The table below shows the initial impact of adopting these amendments.

	December 31, 2025 as reported	Impact of Amendments to IFRS 9 and IFRS 7	January 1, 2026, upon adoption of Amendments to IFRS 9 and IFRS 7
Consolidated statements of financial position:
Cash	314	107	421
Trade and other receivables	4,474	2	4,476
Trade payables and other liabilities	4,392	109	4,501